ACCOUNTS RECEIVABLE NET	6 Months Ended
Jun. 30, 2023
ACCOUNTS RECEIVABLE NET
ACCOUNTS RECEIVABLE, NET

NOTE 3 — ACCOUNTS RECEIVABLE, NET

Account receivables consist of the following:

	June 30,	December 31,
	2023	2022
	(unaudited)
Account receivables - tailored job readiness training services	$1,116,154	$1,503,452
Account receivables - course fee receivable	-	93,206
Account receivables - smart campus projects	47,695	50,144
Sub-total	1,163,849	1,646,802
Less: allowance for doubtful accounts	(518,319)	(598,993)
Account receivables, net	$645,530	$1,047,809

The Company routinely evaluates the need for allowance for doubtful accounts based on specifically identified amounts that the management believes to be uncollectible. If the actual collection experience changes, revisions to the allowance may be required. As of June 30, 2023 and December 31, 2022, the allowance for doubtful accounts was $0.5 million and $0.6 million, respectively.

The table below show movement of allowance for doubtful accounts:

	June 30,	December 31,
	2023	2022
	(unaudited)
Beginning balance	$598,993	-
Movements during the year	(53,507)	611,819
Exchange rate difference	(27,167)	(12,826)
Ending balance	$518,319	$598,993